The Company and Significant Accounting Policies: (Details Text) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Property, plant and equipment cost	$ 29,000,000
Property, plant and equipment fair value	$ 19,000,000
Equity Units Outstanding	500,236	500,236